Segment Information	Aug. 17, 2026
Segment Reporting [Abstract]
Segment Information
Note 15: Segment Information
The Company’s operating segments are comprised of its businesses which generate revenue, incur expense and have separate financial information which is regularly used by the chief operating decision maker to make operating decisions, assess performance and allocate resources. The Company operates its businesses primarily through one reportable segment, the Regulated Businesses segment. The Regulated Businesses segment also includes inter-segment revenues, costs and interest which are eliminated to reconcile to the Consolidated Statements of Operations.
The Company also operates other businesses, primarily MSG, that do not meet the criteria of a reportable segment in accordance with GAAP and are collectively presented throughout this Form
10-Q
within “Other,” which is consistent with how management assesses the results of these businesses. Other also includes corporate costs that are not allocated to the Company’s Regulated Businesses, interest income related to the secured seller promissory note from the sale of HOS, income from assets not associated with the Regulated Businesses, eliminations of inter-segment transactions and fair value adjustments related to acquisitions that have not been allocated to the Regulated Businesses segment. The adjustments related to the acquisitions are reported in Other as they are excluded from segment performance measures evaluated by management.
The Company’s chief operating decision maker is the President and Chief Executive Officer. The chief operating decision maker uses segment net income or loss to evaluate profit generated from segment assets when making decisions about allocating resources. The chief operating decision maker also uses segment net income to monitor budget versus actual results to assess the performance of the
segment.

Presented in the tables below is summarized segment information:

	As of or for the Three Months Ended June 30, 2026
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,268	$87	$1,355
Less:
Operation and maintenance (a)	409	72	481
Other segment items (b)	70	(5)	65
Depreciation and amortization	238	2	240
Interest expense	127	40	167
Interest income	(3)	—	(3)
Provision for (benefit from) income taxes	96	(6)	90

Net income (loss) attributable to common shareholders	$331	$(16)	$315

Total assets	$34,203	$2,250	$36,453
Cash paid for capital expenditures	$852	$8	$860

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Three Months Ended June 30, 2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,178	$98	$1,276
Less:
Operation and maintenance (a)	406	74	480
Other segment items (b)	68	2	70
Depreciation and amortization	217	4	221
Interest expense	116	35	151
Interest income	(1)	(21)	(22)
Provision for income taxes	84	3	87

Net income attributable to common shareholders	$288	$1	$289

Total assets	$31,005	$2,908	$33,913
Cash paid for capital expenditures	$733	$—	$733

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Six Months Ended June 30, 2026
	Regulated Businesses	Other	Consolidated
Operating revenues	$2,379	$183	$2,562
Less:
Operation and maintenance (a)	826	148	974
Other segment items (b)	136	(4)	132
Depreciation and amortization	472	5	477
Interest expense	253	77	330
Interest income	(4)	(11)	(15)
Provision for (benefit from) income taxes	157	(4)	153

Net income (loss) attributable to common shareholders	$539	$(28)	$511

Total assets	$34,203	$2,250	$36,453
Cash paid for capital expenditures	$1,509	$10	$1,519

(a)	Significant segment expense.

(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Six Months Ended June 30, 2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$2,227	$191	$2,418
Less:
Operation and maintenance (a)	801	147	948
Other segment items (b)	135	1	136
Depreciation and amortization	430	7	437
Interest expense	230	65	295
Interest income	(2)	(42)	(44)
Provision for income taxes	144	8	152

Net income attributable to common shareholders	$489	$5	$494

Total assets	$31,005	$2,908	$33,913
Cash paid for capital expenditures	$1,278	$3	$1,281

(a)	Significant segment expense.

(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.